CONVERTIBLE PROMISSORY NOTE	12 Months Ended
Dec. 31, 2022
CONVERTIBLE PROMISSORY NOTE [Abstract]
CONVERTIBLE PROMISSORY NOTE
14.	CONVERTIBLE PROMISSORY NOTE

During the year ended December 31, 2021, and 2020, the Company entered into multiple US dollar denominated convertible note agreements, with each convertible note containing a guaranteed interest rate between 5% and 10%, a 5% original issue discount on the principal of the convertible note, incentive common shares of the Company and the right to convert at a fixed price of US $0.06 to US $0.08 per share. As the convertible note and embedded conversion feature are denominated in US dollars and the Company has a Canadian dollar functional currency, they are within the scope of IAS 32 – Financial Instruments: Presentation, the value of the conversion feature is subject to changes in value based on the prevailing market price, resulting in a derivative liability. On initial recognition, the Company used the residual value method to allocate the principal amount of the convertible note between the derivative liability and host debt components. The derivative liability was valued first using the Black Scholes option pricing model and the residual was allocated to the host debt component. As the fair value of the debt, when discounted using the Company’s discount rate of 11.31% was greater than the total consideration received, the incentive shares were allocated a value of $nil.

The derivative liability is remeasured at fair value through profit or loss at each reporting period using the Black-Scholes pricing model using the following assumptions:

December 31, 2021

Risk-free interest rate	0.12%
Estimated life	0.5 - 0.75 years
Expected volatility	97%-140%
Expected dividend yield	0.00%

The convertible notes issued are as follows:

On April 13, 2021, the Company issued a convertible note for US$341,250 (CAD - $427,873) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. The note matures on October 10, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share. The conversion option was fair valued at $10,817 and the loan was valued at $396,681. The loan is amortized to maturity using an effective interest rate of 4.88%. On December 7, 2021 and December 29, 2021, the Company issued 417,196 and 2,500,000 common shares to settle US $116,500 of the loan, the shares were fair valued at $31,290 and $137,500 respectively. During the year ended December 31, 2022, the derivative was revalued at $nil and a gain on fair value of derivative liability of $66,928 was recorded. The remainder of the convertible note was settled pursuant to the issuance of 6,045,325 common shares fair valued at $302,500. The Company recorded a gain on settlement of $19,005.

On May 27, 2021, the Company issued a convertible note for US$341,250 (CAD - $412,479) with a guaranteed interest rate of 5% and an original issue discount of US$16,250. The note matured on November 23, 2021 and can be converted into common shares of the Company at a conversion price of US$0.13 per common share. The conversion option was fair valued at $18,356 and the loan was valued at $374,481. The loan is amortized to maturity using an effective interest rate of 5.98%. During the year ended December 31, 2022, the derivative was fair valued at $nil and the Company recorded a gain on derivative liability of $94,980. The remainder of the convertible note was settled pursuant to the issuance of 8,957,800 common shares fair valued at $408,763, the Company recorded a gain on debt settlement of $47,503.

On closing of the Trucking Acquisition, the Company issued a convertible note with face value of up to US$2,300,000 receivable in four tranches. Each of the first three funded tranches will carry a 5% Original Issue Discount (or “OID”). As consideration of the convertible note, the Company shall issue 500,000 common shares to the noteholder for each of the first three funded tranches. As at December 31, 2021, the first tranche of US $735,000 and the second tranche of US $672,000 had been funded and 1,000,000 common shares were issued to the noteholder, valued at $nil.

The first tranche had a guaranteed interest rate of 8% and an original issue discount for US $35,000. The note matured on March 14, 2022, and can be converted into common shares of the Company at a conversion price of US $0.09 per common share. The conversion option was fair valued at $110,301 and the loan was fair valued at $776,844. The loan is amortized to maturity using an effective interest rate of 20.087%. During the year ended December 31, 2022, the Company fair valued the derivative liability at $nil and recorded a gain on fair value of derivative liability of $11,534. The Company settled $456,265 of the loan pursuant to the issuance of 10,309,375 common shares fair valued at $289,550 and recorded a gain on debt settlement of $206,740. As at December 31, 2022, the outstanding balance of the convertible note is $553,169.

The second tranche had a guaranteed interest rate of 8% and an original issue discount for US $32,000. The note matures on May 23, 2022 and can be converted into common shares of the Company at a conversion price of US $0.09 per common share. The conversion option was fair valued at $140,643 and the loan was fair valued at $670,204. The loan is amortized to maturity using an effective interest rate of 25.55%. As at December 31, 2022, the derivative was fair valued at $nil and the Company recorded a gain on fair value of derivative liability of $33,285.  As at December 31, 2022, the outstanding balance of the convertible note was $982,970.
The changes in the fair value of the derivative and loan balances were as follows:

	Convertible Debt $	Derivative Liability $

Balance, December 31, 2020	766,070	794,631
Additions	2,653,829	503,848
Interest expense	198,092	-
Accretion	552,151	-
Change in fair value of derivative liability	-	112,387
Conversion of convertible debt	(1,766,066)	(1,204,140)
Foreign exchange on loan	25,151	-

Balance, December 31, 2021	2,429,227	206,726
Interest expense	88,778	-
Accretion	200,497	-
Change in fair value of derivative liability	-	(206,726)
Conversion of convertible debt	(1,274,060)	-
Foreign exchange on loan	91,697	-
Balance, December 31, 2022	1,536,139	-